Deposits from the Brazilian Central Bank and Deposits from credit institutions (Tables)	12 Months Ended
Dec. 31, 2017
Deposits from the Brazilian Central Bank and Deposits from credit institutions (Tables) [Abstract]
Classification, type and currency

The breakdown, by classification, type and currency, of the balances of these items is as follows:

Thousand of reais	2017	2016	2015

Classification:
Financial liabilities at amortized cost	79,374,685	78,634,072	69,451,498
Total	79,374,685	78,634,072	69,451,498

Type:
Deposits on demand (1)	306,081	314,112	144,596
Time deposits (2)	52,739,163	49,548,858	55,795,205
Repurchase agreements	26,329,441	28,771,102	13,511,697
Of which:
Backed operations with Private Securities (3)	-	446,429	84,573
Backed operations with Government Securities	26,329,441	28,324,673	13,427,124
Total	79,374,685	78,634,072	69,451,498

Currency:
Reais	56,562,950	51,339,830	33,056,128
Euro	407,814	576,994	528,465
US dollar	22,156,054	26,546,404	35,612,670
Other currencies	247,867	170,844	254,235
Total	79,374,685	78,634,072	69,451,498

(1) Non-interest bearing accounts.

(2) It includes the operation with credit institution arising from export and import financing lines, BNDES and Finame on-lending and abroad and other credit lines abroad.

(3) Refers primarily to repurchase agreements backed by own-issued debentures.